Balance Sheet Classification of Provisions and Other (Detail) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [abstract]
Current	$ 3,496	$ 4,209
Long-term	7,140	7,538
Other provisions	$ 10,636	$ 11,747	$ 8,718